Significant Related Party Transactions	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Significant Related Party Transactions
7.	SIGNIFICANT RELATED PARTY TRANSACTIONS

a.	Significant intercompany transactions between consolidated entities were as follows:

For the year ended December 31, 2016

Entity	Counterparty	Transactions (Note 1)
		Account	Amount	Terms (Note 2)

			NT$ (In Thousands)
UMC	UMC-USA	Sales	$69,676,143	Net 60 days

UMC	UMC-USA	Accounts receivable	9,122,728	—

UMC	UMC GROUP JAPAN	Sales	4,056,027	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	681,621	—

UMC	USCXM	Sales	379,332 (Note 3)	Net 30 days

UMC	USCXM	Accounts receivable	3,091,249	—

UMC	WAVETEK	Sales	148,266	Month-end 30 days

UMC	WAVETEK	Accounts receivable	337	—

HJ	UMC-USA	Sales	429,216	Net 60 days

HJ	UMC-USA	Accounts receivable	99,626	—

HJ	UMC GROUP JAPAN	Sales	161,809	Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	30,294	—

For the year ended December 31, 2017

Entity	Counterparty	Transactions (Note 1)
		Account	Amount	Terms (Note 2)

			NT$
			(In Thousands)
UMC	UMC-USA	Sales	$59,968,172	Net 60 days

UMC	UMC-USA	Accounts receivable	6,737,723	—

UMC	UMC GROUP JAPAN	Sales	4,212,523	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	659,488	—

UMC	USCXM	Sales	998,899 (Note 4)	Net 30 days

UMC	USCXM	Accounts receivable	4,790,930	—

UMC	USCXM	Loan receivable	3,924,360	—

HJ	UMC-USA	Sales	214,147	Net 60 days

HJ	UMC-USA	Accounts receivable	35,498	—

HJ	UMC GROUP JAPAN	Sales	223,740	Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	43,332	—

USCXM	UMC-USA	Sales	241,220	Net 60 days

USCXM	UMC-USA	Accounts receivable	141,272	—

For the year ended December 31, 2018

Entity	Counterparty	Transactions (Note 1)
		Account	Amount	Terms (Note 2)

			NT$ (In Thousands)

UMC	UMC-USA	Sales	$57,107,585	Net 60 days

UMC	UMC-USA	Accounts receivable	7,312,272	—

UMC	UMC GROUP JAPAN	Sales	4,159,637	Net 60 days

UMC	UMC GROUP JAPAN	Accounts receivable	905,048	—

UMC	USCXM	Sales	1,356,567 (Note 4)	Net 30 days

UMC	USCXM	Accounts receivable	48,163	—

USCXM	UMC-USA	Sales	698,988	Net 60 days

USCXM	UMC-USA	Accounts receivable	120,678	—

HJ	UMC-USA	Sales	307,471	Net 60 days

HJ	UMC-USA	Accounts receivable	35,161	—

HJ	UMC GROUP JAPAN	Sales	272,218	Net 60 days

HJ	UMC GROUP JAPAN	Accounts receivable	61,971	—

Note 1:	The significant intercompany transactions listed above include downstream transactions.

Note 2:	The sales price to the above related parties was determined through mutual agreement in reference to market conditions.

Note 3:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.15 billion, which was recognized as deferred revenue and would be realized over time.

Note 4:	UMC authorized technology licenses to its subsidiary, USCXM, in the amount of US$0.35 billion, which was recognized as deferred revenue and would be realized over time.

b.	Significant transactions between the Company and other related parties were as follows:

(i)	Name and Relationship of Related Parties

Name of related parties	Relationship with the Company
FARADAY TECHNOLOGY CORP. and its subsidiaries	Associate
JINING SUNRICH SOLARENERGY CORPORATION	Joint venture’s subsidiary
SILICON INTEGRATED SYSTEMS CORP.	The Company’s director
SUBTRON TECHNOLOGY CO., LTD.	Subsidiary’s supervisor
PHOTRONICS DNP MASK CORPORATION	Other related parties
TRIKNIGHT CAPITAL CORPORATION	Associate
CHUAN-FANG ZHUAN	Subsidiary’s director

(ii)	Operating revenues

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$1,961,451	$1,357,720	$1,291,398
Joint ventures	13,122	12,465	4,277
Others	2,305	30,417	27,881

Total	$1,976,878	$1,400,602	$1,323,556

(iii)	Accounts receivable, net

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$84,839	$134,646
Joint ventures	1,051	—
Others	7,908	4,266

Total	93,798	138,912
Less: Allowance for sales returns and discounts	(2,733)	—

Net	$91,065	$138,912

The sales price to the above related parties was determined through mutual agreement in reference to market conditions. The collection period for domestic sales to related parties was month-end 30~60 days, while the collection period for overseas sales was net 30~60 days.

(iv)	Refund liabilities (classified under other current liabilities)

As of December 31, 2018
NT$ (In Thousands)
Associates	$1,287
Others	71

Total	$1,358

(v)	Significant asset transactions

Acquisition of intangible assets

	Purchase price
	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Associates	$254,611	$322,808	$200,610

Acquisition of investments accounted for under the equity method

For the years ended December 31, 2016 and 2017: None.

			For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Purchase price
			NT$ (In Thousands)
Associates	84,000	Stock	$840,000

Disposal of subsidiary

For the years ended December 31, 2016 and 2017: None.

			For the year ended December 31, 2018
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$ (In Thousands)	NT$ (In Thousands)
Others	46,168	UNISTARS	$4,617	$(31,856)

Disposal of financial assets

			For the year ended December 31, 2017
	Trading Volume (In thousands of shares)	Transaction underlying	Proceeds	Disposal (loss) gain
			NT$ (In Thousands)	NT$ (In Thousands)
Others	6,489	ASIA PACIFIC MICROSYSTEMS, INC.	$50,745	$(13,753)

For the years ended December 31, 2016 and 2018: None.

(vi)	Others

Mask expenditure

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Others	$—	$994,710	$1,750,088

Other payables of mask expenditure

	As of December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Others	$—	$580,789	$571,036

c.	Key management personnel compensation

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Short-term employee benefits	$267,501	$271,554	$387,294
Post-employment benefits	2,773	3,478	4,660
Termination benefits	939	6,957	—
Share-based payment	10	68	293,857
Others	422	294	435

Total	$271,645	$282,351	$686,246